Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.4%
	CONSUMER DISCRETIONARY — 8.6%
6,277	American Eagle Outfitters, Inc.	$104,261
626	America's Car-Mart, Inc.*	56,960
6,395	Bloomin' Brands, Inc.	157,253
255	Cavco Industries, Inc.*	67,743
10,728	Dana, Inc.	157,380
567	Dave & Buster's Entertainment, Inc.*	21,019
1,069	Green Brick Partners, Inc.*	44,374
827	Installed Building Products, Inc.	103,284
987	Johnson Outdoors, Inc. - Class A	53,979
549	LCI Industries	64,463
4,133	Modine Manufacturing Co.*	189,085
3,126	Steven Madden Ltd.	99,313
1,833	Upbound Group, Inc.	53,982
		1,173,096
	CONSUMER STAPLES — 2.1%
4,009	BellRing Brands, Inc. - Class A*	165,291
5,049	Calavo Growers, Inc.	127,386
		292,677
	ENERGY — 7.6%
5,541	ChampionX Corp.	197,371
2,524	Civitas Resources, Inc.	204,116
1,840	Helmerich & Payne, Inc.	77,574
4,952	Northern Oil and Gas, Inc.	199,219
8,591	Oil States International, Inc.*	71,907
13,324	ProPetro Holding Corp.*	141,634
21,216	Southwestern Energy Co.*	136,843
		1,028,664
	FINANCIALS — 23.2%
3,934	1st Source Corp.	165,582
1,546	American Equity Investment Life Holding Co.*	82,927
5,774	Argo Group International Holdings Ltd.[1]	172,296
9,075	Banc of California, Inc.	112,349
4,857	Bank OZK	180,049
3,338	BankUnited, Inc.	75,773
3,169	Cadence Bank	67,246
3,464	Columbia Banking System, Inc.	70,319
2,832	Enterprise Financial Services Corp.	106,200
17,891	Heritage Commerce Corp.	151,537
9,599	Home BancShares, Inc.	201,003
2,359	Horace Mann Educators Corp.	69,307
352	Houlihan Lokey, Inc.	37,706
2,136	Lakeland Financial Corp.	101,375

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,593	National Bank Holdings Corp. - Class A	$196,208
3,960	Origin Bancorp, Inc.	114,325
5,241	Peapack-Gladstone Financial Corp.	134,432
2,402	Pinnacle Financial Partners, Inc.	161,030
972	Piper Sandler Cos.	141,241
1,321	SouthState Corp.	88,983
3,620	Stifel Financial Corp.	222,413
3,156	Texas Capital Bancshares, Inc.*	185,888
3,231	Washington Federal, Inc.	82,778
3,029	Wintrust Financial Corp.	228,689
		3,149,656
	HEALTH CARE — 9.4%
11,154	AdaptHealth Corp.*	101,501
1,544	Addus HomeCare Corp.*	131,533
2,398	ANI Pharmaceuticals, Inc.*	139,228
11,847	Catalyst Pharmaceuticals, Inc.*	138,492
4,561	Halozyme Therapeutics, Inc.*	174,230
2,284	LeMaitre Vascular, Inc.	124,432
1,013	Mesa Laboratories, Inc.	106,436
6,361	NextGen Healthcare, Inc.*	150,947
1,426	Organon & Co.	24,755
2,736	Owens & Minor, Inc.*	44,214
1,932	Phathom Pharmaceuticals, Inc.*	20,035
2,958	Simulations Plus, Inc.	123,349
		1,279,152
	INDUSTRIALS — 18.6%
473	Acuity Brands, Inc.	80,557
1,505	Alamo Group, Inc.	260,154
4,162	Aris Water Solutions, Inc. - Class A	41,537
2,021	Astec Industries, Inc.	95,209
3,162	AZZ, Inc.	144,124
1,308	Barnes Group, Inc.	44,433
1,044	Chart Industries, Inc.*	176,561
849	EnPro Industries, Inc.	102,890
4,018	Gibraltar Industries, Inc.*	271,255
2,226	Helios Technologies, Inc.	123,498
1,530	IES Holdings, Inc.*	100,781
5,369	Insteel Industries, Inc.	174,278
1,319	Kirby Corp.*	109,213
1,281	Simpson Manufacturing Co., Inc.	191,907
1,529	UFP Industries, Inc.	156,570
525	UniFirst Corp.	85,580
284	Valmont Industries, Inc.	68,220

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
7,893	Wabash National Corp.	$166,700
928	WESCO International, Inc.	133,465
		2,526,932
	INFORMATION TECHNOLOGY — 5.7%
5,040	Cambium Networks Corp.*,1	36,943
756	Coherent Corp.*	24,676
938	Diodes, Inc.*	73,952
4,964	Ichor Holdings Ltd.*,1	153,685
1,283	Insight Enterprises, Inc.*	186,677
3,177	MaxLinear, Inc.*	70,688
874	Perficient, Inc.*	50,570
1,008	Plexus Corp.*	93,724
1,545	Progress Software Corp.	81,236
		772,151
	MATERIALS — 6.9%
2,368	Carpenter Technology Corp.	159,153
781	Eagle Materials, Inc.	130,052
1,532	H.B. Fuller Co.	105,111
3,799	Hawkins, Inc.	223,571
881	Materion Corp.	89,783
892	Quaker Chemical Corp.	142,720
1,760	Sonoco Products Co.	95,656
		946,046
	REAL ESTATE — 8.8%
5,638	Alpine Income Property Trust, Inc. - REIT	92,238
3,961	American Assets Trust, Inc. - REIT	77,041
2,601	Community Healthcare Trust, Inc. - REIT	77,250
3,417	COPT Defense Properties - REIT	81,427
622	EastGroup Properties, Inc. - REIT	103,582
2,619	Essential Properties Realty Trust, Inc. - REIT	56,649
8,144	Kite Realty Group Trust - REIT	174,444
10,611	Macerich Co. - REIT	115,766
2,652	National Storage Affiliates Trust - REIT	84,174
2,709	NexPoint Residential Trust, Inc. - REIT	87,176
2,942	PotlatchDeltic Corp. - REIT	133,537
9,191	Xenia Hotels & Resorts, Inc., REIT	108,270
		1,191,554
	UTILITIES — 3.5%
1,835	ALLETE, Inc.	96,888
1,159	American States Water Co.	91,190
3,662	Avista Corp.	118,539

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,181	IDACORP, Inc.	$110,601
2,600	UGI Corp.	59,800
		477,018
	TOTAL COMMON STOCKS
	(Cost $12,567,649)	12,836,946
	EXCHANGE-TRADED FUNDS — 1.5%
1,477	iShares Russell 2000 Value ETF	200,208
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $214,070)	200,208

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$562,965	Goldman Sachs FS Government Fund - Institutional Class, 5.16%[2]	562,965
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $562,965)	562,965
	TOTAL INVESTMENTS — 100.0%
	(Cost $13,344,684)	13,600,119
	Liabilities in Excess of Other Assets — (0.0)%	(2,140)
	NET ASSETS — 100.0%	$13,597,979

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.